Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
Apr. 29, 2024 USD ($)
Fidelity Advisor Communication Services Fund - Class I
Expense Example, No Redemption:
1 Year	$ 73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Communication Services Fund - Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Communication Services Fund - Class A
Expense Example, No Redemption:
1 Year	670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Communication Services Fund - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Communication Services Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	$ 1,853